SHARE- BASED COMPENSATION	6 Months Ended
Jun. 30, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
SHARE- BASED COMPENSATION
NOTE 7: -     SHARE- BASED COMPENSATION

a.	Expenses recognized in the financial statements:

The expense recognized in the Company's financial statements for services provided by employees and service-providers is as follows:

	Six months ended June 30,
	2024	2023
	Unaudited

Share-based compensation - Attributable to equity holders of the Company	$188	$294
Share-based compensation - Attributable to non-controlling interests	811	925

	$999	$1,219

Evogene maintains two share option and equity incentive plans: the Evogene Ltd. 2013 Share Option Plan and the Evogene Ltd. 2021 Share Incentive Plan (the “2021 Plan”). All such option and incentive plans provide for the grant of options to purchase the Company's ordinary shares which generally expire 10 years from the grant date.

b.	Evogene share-based payment plan for employees, directors and consultants:

During the six months ended June 30, 2024 and 2023, the board of directors of Evogene approved to grant to its employees, directors and consultants an aggregate of 13,300 and 47,100 options, respectively. The fair value of the options determined at their grant date using the binomial model was approximately $41 and $153, respectively.

c.	Evogene share options activity:

The following table summarizes the number of share options, the weighted average exercise price, and changes to the number of outstanding options held by employees, consultants and directors of Evogene under the applicable plans, as of June 30, 2024 and June 30, 2023 and over the course of the periods then ended:

	2024 (*)		2023 (*)
	Number of options	Weighted average exercise prices ($)	Number of options	Weighted average exercise prices ($)

Outstanding on January 1,	397,452	28.8	403,602	41.7
Granted	13,300	7.0	47,100	7.1
Exercised	-	-	-	-
Forfeited/Expired	(2,938)	121.1	(36,211)	42.4

Outstanding on June 30,	407,814	26.5	414,491	35.7

Exercisable at June 30,	314,648	30.7	275,770	46.8

(*) Number of options and weighted average exercise prices have been retroactively adjusted to reflect the reverse stock split. See Note 9a.

d.	Evogene RSUs activity:

The 2021 Plan also provides for the grant of restricted shares and RSUs. During the six months ended June 30, 2024 and 2023, the board of directors of the Company approved to grant to the Company's employees an aggregate of 1,300 and 33,260 RSUs, respectively. The fair value of the RSUs granted during the six months ended June 30, 2024 and 2023, was approximately $13 and $249, respectively, determined at their grant date according to Evogene’s share price at the time of their grant since the RSUs were granted at a zero exercise price and no dividends were expected to be distributed during their vesting period.

The following table summarizes the number of RSUs, the weighted average grant date fair value and the changes to the number of outstanding RSUs held by employees, consultants and directors of Evogene under the 2021 Plan as of June 30, 2024 and June 30, 2023 and during the periods then ended:

	2024 (*)		2023 (*)
	Number of RSUs	Weighted average grant date fair value	Number of RSUs	Weighted average grant date fair value

Outstanding on January 1,	41,420	12.4	19,658	25.5
Granted	1,300	9.7	33,260	7.5
Vested	(7,127)	14.8	(3,153)	26.1
Forfeited/Expired	(112)	7.5	(1,200)	30.4

Outstanding on June 30,	35,481	11.8	48,565	13.0

(*) Number of RSUs and weighted average grant date fair value have been retroactively adjusted to reflect the reverse share split. See Note 9a.

e.
Evogene’s subsidiaries maintain share option and incentive plans with similar terms and conditions. During the six months ended June 30, 2024 and 2023, Evogene’s subsidiaries approved to grant their employees, directors and consultants 138,500 and 546,839 options, respectively. The fair value of the options determined at their grant date using the binomial model was approximately $974 and $1,601, respectively. The fair value was estimated using the binomial model.

The following table summarizes the number of share options, the weighted average exercise price, and the changes to the number of outstanding options held by employees, consultants and directors of Evogene’s subsidiaries under the subsidiary option plans as of June 30, 2024 and June 30, 2023 and during the periods then ended:

	2024		2023
	Number of options	Weighted average exercise prices ($)	Number of options	Weighted average exercise prices ($)

Outstanding on January 1,	2,531,134	1.63	2,273,489	1.72
Granted	138,500	1.46	546,839	1.87
Exercised	(5,000)	0.19	-	-
Forfeited/Expired	(748,576)	0.21	(473,932)	3.15

Outstanding on June 30,	1,916,058	2.17	2,346,396	1.46

Exercisable at June 30,	1,037,638	2.01	1,390,561	0.94

f.	The total compensation cost related to all of the Company's equity-based awards, recognized during the presented periods was comprised as follows:

	Six months ended June 30,
	2024	2023
	Unaudited

Cost of revenues	$15	$-
Research and development, net	232	469
Sales and marketing	345	297
General and administrative	407	453

	$999	$1,219